Consolidated Joint Venture - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 09, 2019 Individual	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule Of Equity Method Investments [Line Items]
Net loss attributable to noncontrolling interest		$ 0	$ 0	$ 0	$ 5,000	$ 5,000	$ 236,000
Archipelago Ventures Hawaii, LLC [Member] | Arcadia Biosciences, Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Number of individuals appointed | Individual	2
Joint venture interest percentage		50.75%		50.75%		50.75%
Capital contributions		$ 3,100,000		$ 3,100,000		$ 3,100,000
Archipelago Ventures Hawaii, LLC [Member] | Legacy Ventures Hawaii, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Number of individuals appointed | Individual	2
Joint venture interest percentage		49.25%		49.25%		49.25%
Capital contributions		$ 3,000,000		$ 3,000,000		$ 3,000,000